Related-party and Party-in-interest Transactions - Additional information (Detail) - EBP 003 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, number of shares	3,439,656	3,544,409
EBP, Investment, excluding plan interest in master trust, cost	$ 240,692,255	$ 228,596,991
Employee benefit plan dividend income	$ 15,064,270